John Hancock
ESG All Cap Core Fund
Quarterly portfolio holdings 1/31/20

Fund’s investments
As of 1-31-20 (unaudited)
	Shares	Value
Common stocks 99.1%		$28,921,352
(Cost $21,279,596)
Communication services 8.6%		2,506,715
Diversified telecommunication services 1.8%
Verizon Communications, Inc.	9,048	537,813
Interactive media and services 4.3%
Alphabet, Inc., Class A (A)	872	1,249,384
Media 2.5%
Omnicom Group, Inc.	4,780	359,982
The New York Times Company, Class A	11,232	359,536
Consumer discretionary 10.0%		2,904,635
Auto components 0.9%
BorgWarner, Inc.	7,432	254,843
Hotels, restaurants and leisure 1.0%
Starbucks Corp.	3,496	296,566
Internet and direct marketing retail 0.8%
Booking Holdings, Inc. (A)	133	243,463
Multiline retail 1.3%
Target Corp.	3,304	365,885
Specialty retail 3.5%
The Home Depot, Inc.	1,385	315,919
The TJX Companies, Inc.	7,513	443,568
Tractor Supply Company	2,903	269,834
Textiles, apparel and luxury goods 2.5%
Lululemon Athletica, Inc. (A)	1,585	379,433
NIKE, Inc., Class B	3,480	335,124
Consumer staples 6.9%		2,026,318
Food and staples retailing 1.3%
Costco Wholesale Corp.	1,235	377,317
Food products 3.3%
General Mills, Inc.	5,535	289,038
Lamb Weston Holdings, Inc.	3,560	325,064
McCormick & Company, Inc.	2,155	352,062
Household products 1.0%
The Procter & Gamble Company	2,491	310,428
Personal products 1.3%
Unilever NV, NY Shares	6,390	372,409
Energy 3.3%		956,809
Energy equipment and services 0.3%
Core Laboratories NV	2,531	88,914
Oil, gas and consumable fuels 3.0%
EOG Resources, Inc.	3,615	263,570
Marathon Petroleum Corp.	4,614	251,463
ONEOK, Inc.	4,713	352,862
Financials 12.5%		3,636,432
Banks 6.9%
Bank of America Corp.	20,452	671,439
East West Bancorp, Inc.	5,892	270,089
First Republic Bank	3,083	341,843
2	JOHN HANCOCK ESG ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
SVB Financial Group (A)	1,100	$264,363
The PNC Financial Services Group, Inc.	3,052	453,375
Capital markets 1.0%
The Bank of New York Mellon Corp.	6,240	279,427
Insurance 4.6%
Aflac, Inc.	9,231	476,042
Reinsurance Group of America, Inc.	1,618	233,073
The Travelers Companies, Inc.	4,914	646,781
Health care 13.4%		3,921,183
Biotechnology 1.0%
Gilead Sciences, Inc.	4,800	303,360
Health care equipment and supplies 2.7%
Becton, Dickinson and Company	1,124	309,302
Medtronic PLC	4,159	480,115
Health care providers and services 4.4%
Cigna Corp.	2,256	434,009
CVS Health Corp.	2,556	173,348
LHC Group, Inc. (A)	1,883	274,447
Quest Diagnostics, Inc.	3,707	410,254
Health care technology 1.1%
Omnicell, Inc. (A)	3,829	311,221
Life sciences tools and services 2.4%
Illumina, Inc. (A)	805	233,506
IQVIA Holdings, Inc. (A)	2,968	460,782
Pharmaceuticals 1.8%
Merck & Company, Inc.	6,213	530,839
Industrials 9.3%		2,709,863
Aerospace and defense 1.0%
Hexcel Corp.	4,025	298,736
Commercial services and supplies 0.6%
Interface, Inc.	10,995	176,800
Construction and engineering 0.7%
Quanta Services, Inc.	5,319	208,239
Electrical equipment 1.3%
Eaton Corp. PLC	4,008	378,636
Machinery 4.6%
Ingersoll-Rand PLC	2,200	293,106
The Middleby Corp. (A)	2,239	251,126
Wabtec Corp.	5,090	375,947
Xylem, Inc.	5,056	412,873
Road and rail 1.1%
J.B. Hunt Transport Services, Inc.	2,913	314,400
Information technology 24.1%		7,046,497
Electronic equipment, instruments and components 2.0%
IPG Photonics Corp. (A)	1,677	214,103
Trimble, Inc. (A)	8,410	357,593
IT services 5.5%
Accenture PLC, Class A	1,583	324,847
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG ALL CAP CORE FUND	3

	Shares	Value
Information technology (continued)
IT services (continued)
Mastercard, Inc., Class A	2,139	$675,796
PayPal Holdings, Inc. (A)	5,442	619,789
Semiconductors and semiconductor equipment 4.4%
Analog Devices, Inc.	2,675	293,581
ASML Holding NV	692	194,217
First Solar, Inc. (A)	5,565	275,913
NXP Semiconductors NV	2,705	343,156
Xilinx, Inc.	2,116	178,760
Software 10.1%
Adobe, Inc. (A)	1,409	494,756
ANSYS, Inc. (A)	1,409	386,531
Blackbaud, Inc.	1,925	150,785
Microsoft Corp.	7,248	1,233,827
Palo Alto Networks, Inc. (A)	1,485	348,648
salesforce.com, Inc. (A)	1,903	346,936
Technology hardware, storage and peripherals 2.1%
Apple, Inc.	1,962	607,259
Materials 4.1%		1,202,484
Chemicals 4.1%
Air Products & Chemicals, Inc.	1,777	424,188
Ecolab, Inc.	2,197	430,854
International Flavors & Fragrances, Inc.	2,650	347,442
Real estate 3.9%		1,148,625
Equity real estate investment trusts 2.9%
AvalonBay Communities, Inc.	1,269	274,980
SBA Communications Corp.	2,331	581,724
Real estate management and development 1.0%
Jones Lang LaSalle, Inc.	1,719	291,921
Utilities 3.0%		861,791
Electric utilities 1.3%
Avangrid, Inc.	6,944	369,837
Water utilities 1.7%
American Water Works Company, Inc.	3,612	491,954

	Yield (%)	Shares	Value
Short-term investments 1.1%			$321,585
(Cost $321,585)
Short-term funds 1.1%			321,585
Federated Government Obligations Fund, Institutional Class	1.4500(B)	321,585	321,585

Total investments (Cost $21,601,181) 100.2%	$29,242,937
Other assets and liabilities, net (0.2%)	(60,924)
Total net assets 100.0%	$29,182,013

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-20.
4	JOHN HANCOCK ESG ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of January 31, 2020, all investments are categorized as Level 1 under the hierarchy described above.
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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